UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number      811-08738
                                                 -------------------------------

                         ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        50 Rockefeller Plaza, 15th Floor
                               NEW YORK, NY 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Gabrielle Bailey
                    Atlantic Trust Private Wealth Management
                        50 Rockefeller Plaza, 15th Floor
                               NEW YORK, NY 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 655-7022
                                                          ----------------------

                      Date of fiscal year end: NOVEMBER 30
                                              ------------

                   Date of reporting period: FEBRUARY 28, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES                                                            VALUE
  ---------                                                         -------

COMMON STOCKS - 97.48%
               AEROSPACE/DEFENSE - 2.16%
     9,950     Boeing Co. (The)                               $      723,265
    14,245     United Technologies Corp.                             833,333
                                                              --------------
                                                                   1,556,598
                                                              --------------
               BIOTECHNOLOGY - 2.78%
    26,555     Amgen, Inc.*                                        2,004,637
                                                              --------------
               DIVERSIFIED MANUFACTURING - 3.74%
    82,065     General Electric Co.                                2,697,477
                                                              --------------
               FINANCIAL SERVICES - 9.37%
    21,445     American Express Co.                                1,155,457
    22,735     Citigroup, Inc.                                     1,054,222
     7,150     Goldman Sachs Group, Inc. (The)                     1,010,223
     7,555     Merrill Lynch & Co., Inc.                             583,321
    32,875     SLM Corp.                                           1,854,479
    17,160     Wells Fargo & Co.                                   1,101,672
                                                              --------------
                                                                   6,759,374
                                                              --------------
               FOOD AND BEVERAGE - 4.09%
    32,045     PepsiCo, Inc.                                       1,894,180
    35,090     Sysco Corp.                                         1,055,858
                                                              --------------
                                                                   2,950,038
                                                              --------------
               HEALTH CARE SERVICES & EQUIPMENT - 15.45%
    24,760     Aetna, Inc.                                         1,262,760
    42,735     Caremark Rx, Inc.*                                  2,126,066
    39,385     Medtronic, Inc.                                     2,124,821
    14,360     St. Jude Medical, Inc.*                               654,816
    42,190     UnitedHealth Group, Inc.                            2,456,723
    14,920     WellPoint, Inc.*                                    1,145,707
    19,860     Zimmer Holdings, Inc.*                              1,373,915
                                                              --------------
                                                                  11,144,808
                                                              --------------
               HOTELS - 1.39%
    14,705     Mariott International, Inc., Class A                1,005,822
                                                              --------------
               HOUSEHOLD PRODUCTS - 2.58%
    31,050     Procter & Gamble Co. (The)                          1,860,826
                                                              --------------
               INSURANCE - 3.38%
    22,975     AFLAC, Inc.                                         1,062,594
    20,680     American International Group, Inc.                  1,372,325
                                                              --------------
                                                                   2,434,919
                                                              --------------
               LEISURE & ENTERTAINMENT - 0.73%
    10,165     Carnival Corp.                                        525,022
                                                              --------------
               MULTIMEDIA - 2.00%
    53,978     Comcast Corp., Class A*                             1,443,912
                                                              --------------
               OIL & GAS - 7.39%
    26,220     Apache Corp.                                        1,754,643
    28,860     BP PLC, SP ADR                                      1,916,881
    14,415     Schlumberger, Ltd.                                  1,657,725
                                                              --------------
                                                                   5,329,249
                                                              --------------
               PHARMACEUTICALS - 5.12%
    32,655     Novartis AG, ADR                                    1,738,879
    46,565     Teva Pharmaceutical Industries Ltd., SP ADR         1,955,264
                                                              --------------
                                                                   3,694,143
                                                              --------------

   SHARES                                                            VALUE
  ---------                                                         -------

               RETAIL - 7.38%
    24,780     CVS Corp.                                      $      702,017
    36,260     Home Depot, Inc. (The)                              1,528,359
    33,095     Target Corp.                                        1,800,368
    28,830     Walgreen Co.                                        1,293,314
                                                              --------------
                                                                   5,324,058
                                                              --------------
               SEMICONDUCTORS - 7.51%
    44,630     Analog Devices, Inc.                                1,702,188
    44,407     Intel Corp.                                           914,784
    35,525     Maxim Integrated Products, Inc.                     1,388,673
    40,170     Microchip Technology, Inc.                          1,413,984
                                                              --------------
                                                                   5,419,629
                                                              --------------
               TECHNOLOGY - 18.28%
    27,275     Accenture Ltd., Class A                               890,801
    25,143     Affiliated Computer Services, Inc., Class A*        1,581,998
    24,295     Apple Computer, Inc.*                               1,665,179
    74,115     Cisco Systems, Inc.*                                1,500,088
   100,430     EMC Corp./Mass.*                                    1,408,029
    25,160     First Data Corp.                                    1,135,471
     2,739     Google, Inc., Class A*                                993,216
    36,185     Hewlett-Packard Co.                                 1,187,230
   105,105     Microsoft Corp.                                     2,827,324
                                                              --------------
                                                                  13,189,336
                                                              --------------
               TELECOMMUNICATIONS - 1.56%
    23,890     Qualcomm, Inc.                                      1,127,847
                                                              --------------
               TRANSPORTATION - 1.37%
    13,185     United Parcel Service, Inc., Class B                  985,051
                                                              --------------
               UTILITIES - 1.20%
    14,695     Constellation Energy Group, Inc.                      863,184
                                                              --------------

               TOTAL COMMON STOCKS                                70,315,930
                                                              --------------
               (Cost $60,815,424)

INVESTMENT COMPANY - 2.89%
 2,082,411     SSgA Prime Money Market Fund                        2,082,411
                                                              --------------
               TOTAL INVESTMENT COMPANY                            2,082,411
                                                              --------------
               (Cost $2,082,411)

               TOTAL INVESTMENTS - 100.37%                        72,398,341
                                                              --------------
               (Cost $62,897,835 **)

               LIABILITIES IN EXCESS OF
               OTHER ASSETS - (0.37)%                               (268,105)
                                                              --------------
               NET ASSETS - 100.00%                           $   72,130,236
                                                              ==============
 --------------------------
*        Non-income producing security
**       Aggregate cost for Federal income tax purposes is $62,897,835.

         Gross unrealized appreciation      $10,957,587
         Gross unrealized depreciation       (1,457,081)
                                            -----------
         Net unrealized appreciation        $ 9,500,506
                                            ===========
ADR      American Depositary Receipt
PLC      Public Limited Company
SP ADR   Sponsored American Depositary Receipt


               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
  ---------                                                           -------

COMMON STOCKS - 97.18%
               BUILDING - 1.44%
    13,770     Lennar Corp.                                   $      824,272
    19,625     Pulte Homes, Inc.                                     753,796
                                                              --------------
                                                                   1,578,068
                                                              --------------
               CHEMICALS - 1.50%
    55,595     Nalco Holding Co.*                                    972,912
    25,430     Valspar Corp. (The)                                   672,115
                                                              --------------
                                                                   1,645,027
                                                              --------------
               COMMERCIAL SERVICES - 4.97%
    19,634     Apollo Group, Inc., Class A*                          969,527
    15,950     Corporate Executive Board Co. (The)                 1,595,000
    35,980     Euronet Worldwide, Inc.*                            1,261,459
    20,480     Stericycle, Inc.*                                   1,238,016
    12,890     Universal Technical Institute, Inc.*                  397,141
                                                              --------------
                                                                   5,461,143
                                                              --------------
               ELECTRONICS - 3.00%
    13,655     Garmin Ltd.                                           939,737
    11,055     Harman International                                1,219,919
    30,195     Jabil Circuit, Inc.*                                1,142,881
                                                              --------------
                                                                   3,302,537
                                                              --------------
               ENERGY/COAL & CONSUMABLES - 1.13%
    17,000     Arch Coal, Inc.                                     1,242,870
                                                              --------------
               FINANCIAL SERVICES - 6.44%
    20,340     Capital One Financial Corp.                         1,781,784
    31,737     CapitalSource Inc., REIT                              781,048
    36,100     CheckFree Corp.*                                    1,785,506
    15,715     First Marblehead Corp. (The)                          568,569
    18,805     Global Payments, Inc.                                 978,988
    29,690     Paychex, Inc.                                       1,189,084
                                                              --------------
                                                                   7,084,979
                                                              --------------
               FOOD AND BEVERAGE - 2.32%
     7,570     Brown-Forman Corp., Class B                           532,625
    31,660     Whole Foods Market, Inc.                            2,022,441
                                                              --------------
                                                                   2,555,066
                                                              --------------
               HEALTH CARE SERVICES & EQUIPMENT - 20.71%
    29,130     Biomet, Inc.                                        1,060,332
    54,760     Caremark Rx, Inc.*                                  2,724,310
    34,020     Cytyc Corp.*                                          980,796
    35,560     Express Scripts, Inc.*                              3,103,321
    26,145     Kinetic Concepts, Inc.*                               969,979
    25,501     Kyphon Inc*                                           910,641
    19,280     Laboratory Corp. of America Holdings*               1,120,361
    44,380     Lincare Holdings, Inc.*                             1,815,142
    21,435     Omnicare, Inc.                                      1,304,320
    32,620     Psychiatric Solutions, Inc.*                        1,077,439
    25,000     Quest Diagnostic, Inc.                              1,321,750
    32,075     ResMed, Inc.*                                       1,301,924
    30,090     Sierra Health Services, Inc.*                       1,254,452
    47,850     St. Jude Medical, Inc.*                             2,181,960
    12,830     Triad Hospitals, Inc.*                                552,460
    27,860     Wellcare Group, Inc*                                1,085,147
                                                              --------------
                                                                  22,764,334
                                                              --------------
               HOTELS - 1.31%
    21,030     Mariott International, Inc., Class A                1,438,452
                                                              --------------


   SHARES                                                              VALUE
  ---------                                                           -------
               HOUSEHOLD PRODUCTS - 1.70%
    10,345     Fortune Brands, Inc.                           $      802,255
    12,390     Mohawk Industries, Inc.*                            1,071,859
                                                              --------------
                                                                   1,874,114
                                                              --------------
               INDUSTRIAL - 1.58%
    20,325     Danaher Corp.                                       1,231,289
    14,620     Donaldson Co., Inc.                                   506,729
                                                              --------------
                                                                   1,738,018
                                                              --------------
               LEISURE & ENTERTAINMENT - 0.84%
    12,790     Harrah's Entertainment, Inc.                          919,857
                                                              --------------
               MULTIMEDIA - 4.82%
    15,220     Getty Images, Inc.*                                 1,233,277
    19,300     Lamar Advertising Co., Class A*                       984,686
    36,505     Univision Communications, Inc., Class A*            1,221,092
    44,155     WebEx Communications, Inc.*                         1,231,041
    28,380     XM Satellite Radio Holdings, Inc.*                    626,914
                                                              --------------
                                                                   5,297,010
                                                              --------------
               OIL & GAS EXPLORATION - 8.14%
    54,020     Chesapeake Energy Corp.                             1,603,854
    27,170     Grant Prideco, Inc.*                                1,099,570
    14,370     Questar Corp.                                       1,052,602
    44,635     Weatherford International Ltd.*                     1,924,661
    77,996     XTO Energy, Inc.                                    3,267,253
                                                              --------------
                                                                   8,947,940
                                                              --------------
               PHARMACEUTICALS - 1.38%
    15,530     Gilead Sciences, Inc.*                                967,053
    11,570     Shire PLC, ADR                                        550,501
                                                              --------------
                                                                   1,517,554
                                                              --------------
               RESTAURANTS - 0.72%
    33,965     Applebee's International, Inc.                        785,950
                                                              --------------
               RETAIL - 8.73%
    22,755     Advance Auto Parts, Inc.*                             940,919
    11,475     AutoZone, Inc.*                                     1,109,403
    38,100     Bed Bath & Beyond, Inc.*                            1,373,124
    33,035     Best Buy Co., Inc.                                  1,779,265
    37,180     Dollar General Corp.                                  647,676
    10,820     Liz Claiborne, Inc.                                   389,845
    34,210     Nordstrom, Inc.                                     1,299,980
    13,525     PETsMART, Inc.                                        351,109
    69,705     TJX Companies, Inc. (The)                           1,707,075
                                                              --------------
                                                                   9,598,396
                                                              --------------
               SEMICONDUCTORS - 10.95%
    65,020     Altera Corp.*                                       1,303,001
    30,205     ATMI, Inc.*                                           907,056
    14,725     KLA-Tencor Corp.                                      769,087
    28,175     Linear Technology Corp.                             1,038,530
    44,020     Maxim Integrated Products, Inc.                     1,720,742
    57,185     MEMC Electronic Materials, Inc.*                    1,915,126
    78,655     Microchip Technology, Inc.                          2,768,656
    34,295     NVIDIA Corp.*                                       1,616,323
                                                              --------------
                                                                  12,038,521
                                                              --------------
               TECHNOLOGY - 11.06%
    44,090     Affiliated Computer Services, Inc., Class A*        2,774,143
    32,675     Alliance Data Sysems Corp.*                         1,413,521
    47,210     Cognizant Technology Solutions Corp.*               2,719,768
    47,530     Fiserv, Inc.*                                       1,972,495

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
  ---------                                                           -------
               TECHNOLOGY - (CONTINUED)
    13,977     Hyperion Solutions Corp.*                      $      468,928
    29,644     Juniper Networks, Inc*                                545,153
    19,100     Network Appliance, Inc.*                              633,356
    39,715     Satyam Computer Services Ltd., ADR                  1,634,272
                                                              --------------
                                                                  12,161,636
                                                              --------------
               TELECOMMUNICATIONS - 0.87%
    33,380     NeuStar, Inc., Class A*                               961,344
                                                              --------------
               TRANSPORTATION - 3.57%
    33,295     C. H. Robinson Worldwide, Inc.                      1,492,282
    64,053     Knight Transportation, Inc.                         1,267,609
    25,100     Landstar System, Inc.                               1,169,409
                                                              --------------
                                                                   3,929,300
                                                              --------------
               TOTAL COMMON STOCKS                               106,842,116
                                                              --------------
               (Cost $90,810,547)

INVESTMENT COMPANY - 2.63%
 2,895,960     SSgA Prime Money Market Fund                        2,895,960
                                                              --------------
               TOTAL INVESTMENT COMPANY                            2,895,960
                                                              --------------
               (Cost $2,895,960)

               TOTAL INVESTMENTS - 99.81%                        109,738,076
                                                              --------------
               (Cost $93,706,507 **)

               OTHER ASSETS
               NET OF LIABILITIES - 0.19%                            204,121
                                                              --------------
               NET ASSETS - 100.00%                           $  109,942,197
                                                              ==============
 --------------------------
*        Non-income producing security
**       Aggregate cost for Federal income tax purposes is $93,706,507.

         Gross unrealized appreciation       $18,997,478
         Gross unrealized depreciation        (2,965,909)
                                             -----------
         Net unrealized appreciation         $16,031,569
                                             ===========

ADR      American Depositary Receipt
REIT     Real Estate Investment Trust

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
  ---------                                                           -------

FOREIGN COMMON STOCKS - 59.98%
               AUSTRIA - 1.36%
     5,800     Wienerberger AG +                              $      268,911
                                                              --------------
               FINLAND - 1.16%
    14,400     Nokian Renkaat Oyj +                                  229,152
                                                              --------------
               FRANCE - 5.11%
     9,600     Accor S.A. +                                          576,946
     5,100     Sanofi-Aventis S.A. +                                 434,136
                                                              --------------
                                                                   1,011,082
                                                              --------------
               IRELAND - 7.44%
    21,829     Anglo Irish Bank Corp. PLC +                          357,912
    26,100     Kerry Group PLC, Class A +                            577,597
    10,100     Ryanair Holdings PLC, SP ADR*                         536,209
                                                              --------------
                                                                   1,471,718
                                                              --------------
               JAPAN - 4.71%
     9,000     Canon, Inc. +                                         561,925
     2,500     Nintendo Co., Ltd. +                                  368,694
                                                              --------------
                                                                     930,619
                                                              --------------
               MEXICO - 10.38%
    16,677     Cemex S.A. de C.V., SP ADR                          1,029,972
   109,600     Grupo Modelo, S.A. de C.V., Series C                  379,284
     8,200     Grupo Televisia S.A., ADR                             643,372
                                                              --------------
                                                                   2,052,628
                                                              --------------
               NETHERLANDS - 5.15%
    14,300     ING Groep N.V. +                                      537,476
    25,514     Vedior NV +                                           481,675
                                                              --------------
                                                                   1,019,151
                                                              --------------
               SWEDEN - 2.54%
   147,500     Telefonaktiebolaget LM Ericsson, B Shares* +          502,604
                                                              --------------
               SWITZERLAND - 1.67%
       500     Schindler Holding AG, Participation                   236,657
                 Certificates +
       200     Schindler Holding AG, Registered Shares +              93,963
                                                              --------------
                                                                     330,620
                                                              --------------
               UNITED KINGDOM - 20.46%
   157,000     Compass Group PLC +                                   597,625
    91,300     Reed Elsevier PLC +                                   824,228
    33,900     Smiths Group PLC +                                    558,003
   104,410     Tesco PLC +                                           618,741
    14,900     Willis Group Holdings Ltd. +                          513,156
    80,400     WPP Group PLC +                                       933,724
                                                              --------------
                                                                   4,045,477
                                                              --------------
               TOTAL FOREIGN COMMON STOCKS                        11,861,962
                                                              --------------
               (Cost $10,275,597)

COMMON STOCKS - 33.11%
               AUTOMOBILE - 1.55%
     5,500     BorgWarner, Inc                                       306,735
                                                              --------------
               BUILDING PRODUCTS - 1.52%
     3,800     Vulcan Materials Co.                                  300,200
                                                              --------------


   SHARES                                                              VALUE
  ---------                                                           -------
               CHEMICALS - 4.88%
     9,200     Engelhard Corp.                                $      365,700
     9,300     Sigma-Aldrich Corp.                                   599,013
                                                              --------------
                                                                     964,713
                                                              --------------
               FINANCIAL SERVICES - 4.39%
     6,600     American Express Co.                                  355,608
     8,200     State Street Corp.                                    512,336
                                                              --------------
                                                                     867,944
                                                              --------------
               HEALTH CARE SERVICES & EQUIPMENT - 5.34%
    20,900     IMS Health, Inc.                                      503,690
     7,200     WellPoint, Inc.*                                      552,888
                                                              --------------
                                                                   1,056,578
                                                              --------------
               LEISURE & ENTERTAINMENT - 2.04%
     5,600     Harrah's Entertainment, Inc.                          402,752
                                                              --------------
               MULTIMEDIA - 2.52%
    17,600     Clear Channel Communications, Inc.                    498,080
                                                              --------------
               RETAIL - 4.76%
    11,400     Costco Wholesale Corp.                                584,592
    12,600     Ross Stores, Inc.                                     356,832
                                                              --------------
                                                                     941,424
                                                              --------------
               SEMICONDUCTORS - 1.24%
    12,300     Altera Corp.*                                         246,492
                                                              --------------
               TECHNOLOGY - 4.87%
    12,400     Molex, Inc., Class A                                  352,160
    49,200     Oracle Corp.*                                         611,064
                                                              --------------
                                                                     963,224
                                                              --------------
               TOTAL COMMON STOCKS                                 6,548,142
                                                              --------------
               (Cost $5,791,327)

INVESTMENT COMPANIES - 5.81%
   147,901     SSgA Money Market Fund                                147,901
 1,002,253     SSgA Prime Money Market Fund                        1,002,253
                                                              --------------
               TOTAL INVESTMENT COMPANIES                          1,150,154
                                                              --------------
               (Cost $1,150,154)

               TOTAL INVESTMENTS - 98.90%                         19,560,258
                                                              --------------
               (Cost $17,217,078)**

               OTHER ASSETS
               NET OF LIABILITIES - 1.10%                            216,899
                                                              --------------
               NET ASSETS - 100.00%                           $   19,777,157
                                                              ==============
 ------------------------------
*        Non-income producing security
**       Aggregate cost for Federal income tax purposes is $17,217,078.
+ Security is being fair valued pursuant to fair value procedures adopted by the Board of Trustees (See Note 1). At February 28, 2006, these securities amounted to $9,273,125 or 46.89% of net assets.

         Gross unrealized appreciation      $2,563,103
         Gross unrealized depreciation        (219,923)
                                             ---------
         Net unrealized appreciation        $2,343,180
                                             =========

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ADR      American Depositary Receipt
PLC      Public Limited Company
SP ADR   Sponsored American Depositary Receipt


                              FOREIGN COMMON STOCK
                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

         Food and Beverage...............................     11.91%
         Insurance.......................................      7.43%
         Building Products...............................      5.85%
         Technology......................................      5.21%
         Publishing......................................      4.17%
         Commercial Services.............................      2.92%
         Capital Goods...................................      2.82%
         Health Care.....................................      2.72%
         Lodging.........................................      2.54%
         Machinery.......................................      2.52%
         Airlines........................................      2.43%
         Telecommunications..............................      2.19%
         Toys............................................      1.92%
         Multimedia......................................      1.86%
         Financial Services..............................      1.81%
         Advertising.....................................      1.20%
         Automotive.......................................     0.48%
                                                               -----
         Total                                                59.98%
                                                              ======

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
  ---------                                                           -------

FOREIGN COMMON STOCKS - 98.91%
               AUSTRALIA - 1.51%
   102,000     National Australia Bank, Ltd. +                $    2,768,467
                                                              --------------
               BELGIUM - 1.20%
    73,200     Belgacom +                                          2,200,328
                                                              --------------
               CANADA - 1.48%
    64,600     BCE, Inc.                                           1,570,022
    27,700     EnCana Corp.                                        1,145,585
                                                              --------------
                                                                   2,715,607
                                                              --------------
               CHINA - 2.70%
   162,000     Cheung Kong (Holdings), Ltd. +                      1,698,109
 1,328,000     China Life Insurance Co., Ltd.* +                   1,506,257
   185,400     Hutchinson Whampoa, Ltd. +                          1,756,343
                                                              --------------
                                                                   4,960,709
                                                              --------------
               DENMARK - 1.39%
    71,800     Danske Bank A/S +                                   2,560,174
                                                              --------------
               FINLAND - 4.88%
   237,500     Nokia Oyj +                                         4,419,360
   165,000     Stora Enso Oyj, Class R +                           2,351,163
   103,800     UPM-Kymmene Oyj +                                   2,202,206
                                                              --------------
                                                                   8,972,729
                                                              --------------
               FRANCE - 5.55%
    39,750     Compagnie Generale des Etablissements
                  Michelin, Class B +                              2,424,821
    68,325     Credit Agricole S.A. +                              2,495,611
    19,100     Societe Generale +                                  2,704,810
    20,425     Total SA, SP ADR                                    2,576,205
                                                              --------------
                                                                  10,201,447
                                                              --------------
               GERMANY - 3.79%
    36,100     BASF AG +                                           2,722,521
    51,400     Bayerische Motoren Werke AG +                       2,473,474
    15,975     Deutsche Bank AG +                                  1,762,757
                                                              --------------
                                                                   6,958,752
                                                              --------------
               ITALY - 1.43%
    46,000     Eni SpA, SP ADR                                     2,634,420
                                                              --------------
               JAPAN - 22.57%
    63,900     Canon, Inc. +                                       3,989,664
       410     East Japan Railway Co. +                            2,916,700
    94,000     Fuji Photo Film Co., Ltd. +                         3,008,031
    63,000     Kao Corp. +                                         1,711,235
        99     Millea Holdings, Inc. +                             2,014,652
    28,100     NEC Electronics Corp. +                               940,922
    18,400     Nintendo Co., Ltd. +                                2,713,589
       480     NIPPON TELEGRAPH & TELEPHONE CORP. +                2,072,601
    58,200     NOK CORP. +                                         1,699,333
   184,200     Nomura Holdings, Inc. +                             3,515,111
    43,900     Seven & I Holdings Co., Ltd.                        1,795,737
    64,400     Shin-Etsu Chemical Co., Ltd. +                      3,428,845
    12,500     SMC Corp. +                                         1,765,777
    81,600     Sony Corp. +                                        3,820,662
    64,700     Takeda Parmaceutical Co., Ltd. +                    3,604,079
    46,400     Toyota Motor Corp. +                                2,473,466
                                                              --------------
                                                                  41,470,404
                                                              --------------

   SHARES                                                              VALUE
  ---------                                                           -------
               MEXICO - 2.19%
    20,500     Fomento Economico Mexicano SA de CV, SP
                  ADR                                         $    1,783,295
   100,100     Telefonos de Mexico SA de CV, SP ADR                2,241,239
                                                              --------------
                                                                   4,024,534
                                                              --------------
               NETHERLANDS - 8.83%
   199,500     Aegon NV +                                          3,289,824
    82,600     Heineken NV +                                       3,110,227
    67,425     ING Groep N.V. +                                    2,534,219
    52,100     Koninklijke (Royal) Philips Electronics NV          1,694,292
    26,850     Royal Dutch Shell PLC, ADR                          1,692,356
   120,100     TNT NV +                                            3,906,667
                                                              --------------
                                                                  16,227,585
                                                              --------------
               NORWAY - 1.12%
    80,400     Statoil ASA +                                       2,058,945
                                                              --------------
               SOUTH KOREA - 3.30%
    28,600     Kookmin Bank +                                      2,167,801
    63,950     Korea Electric Power Corp., SP ADR                  1,420,329
   121,375     KT Corp., SP ADR                                    2,478,478
                                                              --------------
                                                                   6,066,608
                                                              --------------
               SPAIN - 1.01%
    65,900     Repsol YPF SA, SP ADR                               1,845,859
                                                              --------------
               SWEDEN - 1.22%
   198,100     Nordea AB +                                         2,239,242
                                                              --------------
               SWITZERLAND - 8.93%
    56,700     Credit Suisse Group +                               3,140,341
    11,175     Nestle SA, Registered +                             3,285,491
    90,950     Novartis AG, Registered                             4,894,295
    8,875      Roche Holding AG +                                  1,311,254
    16,000     Zurich Financial Services AG +                      3,778,300
                                                              --------------
                                                                  16,409,681
                                                              --------------
               TAIWAN - 0.65%
   123,374     Taiwan Semiconductor
                  Manufacturing Co., Ltd., SP ADR                  1,200,429
                                                              --------------
               UNITED KINGDOM - 25.16%
    64,500     Anglo American PLC +                                2,402,808
   151,900     BAA PLC +                                           2,131,155
   652,000     BAE Systems PLC +                                   4,799,404
   110,007     Boots Group PLC +                                   1,367,985
   149,600     BP PLC +                                            1,654,890
   204,200     Cadbury Schweppes PLC +                             2,074,385
   187,100     Diageo PLC +                                        2,871,422
    97,800     GlaxoSmithKline PLC, ADR                            4,970,196
   137,600     HSBC Holdings PLC +                                 2,354,802
   675,000     Kingfisher PLC +                                    2,699,815
   410,550     Lloyds TSB Group PLC +                              3,988,201
   353,000     Reed Elsevier PLC +                                 3,186,775
   165,700     Royal Bank of Scotland Group PLC +                  5,542,516
 1,649,000     Vodafone Group PLC +                                3,159,494
   810,400     William Morrison Supermarkets PLC +                 3,029,940
                                                              --------------
                                                                  46,233,788
                                                              --------------
               TOTAL FOREIGN COMMON STOCKS                       181,749,708
                                                              --------------
               (Cost $137,280,670)

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
  ---------                                                           -------

INVESTMENT COMPANY - 0.94%
 1,727,670     SSgA Prime Money Market Fund                   $    1,727,670
                                                              --------------
               TOTAL INVESTMENT COMPANY                            1,727,670
                                                              --------------
               (Cost $1,727,670)

               TOTAL INVESTMENTS - 99.85%                        183,477,378
                                                              --------------
               (Cost $139,008,340) * *

               OTHER ASSETS
               NET OF LIABILITIES - 0.15%                            273,917
                                                              --------------
               NET ASSETS - 100.00%                           $  183,751,295
                                                              ==============

 ------------------------------
*        Non-income producing security
**       Aggregate cost for Federal income tax purposes is $139,008,340.
+ Security is being fair valued pursuant to fair value procedures adopted by the Board of Trustees (See Note 1). At February 28, 2006, these securities amounted to $149,602,708 or 81.42% of net assets.

         Gross unrealized appreciation        $46,609,751
         Gross unrealized depreciation         (2,140,713)
                                              -----------
         Net unrealized appreciation          $44,469,038
                                              ===========
ADR      American Depositary Receipt
PLC      Public Limited Company
SP ADR   Sponsored American Depositary Receipt


                      INDUSTRY CONCENTRATION TABLE:
                         (% of Total Net Assets)




         Banking.........................................     17.20%
         Telecommunications..............................      9.90%
         Food and Beverages..............................      8.80%
         Pharmaceuticals.................................      8.00%
         Oil and Gas.....................................      7.40%
         Insurance.......................................      7.10%
         Automotive......................................      4.90%
         Transportation..................................      3.70%
         Chemicals.......................................      3.30%
         Retail..........................................      3.20%
         Financial Services..............................      2.90%
         Aerospace/Defense...............................      2.60%
         Paper & Related Products........................      2.50%
         Office/Business Equipment.......................      2.20%
         Home Furnishing.................................      2.10%
         Media...........................................      1.70%
         Diversified Manufacturing.......................      1.60%
         Toys............................................      1.50%
         Diversified Mining..............................      1.30%
         Cash and Net Other Assets.......................      1.20%
         Engineering/Construction........................      1.20%
         Semiconductors..................................      1.20%
         Machinery.......................................      1.00%
         Cosmetics/Personal Care.........................      0.90%
         Electronics.....................................      0.90%
         Real Estate.....................................      0.90%
         Electric Utilities..............................      0.80%
                                                            --------
         Total                                               100.00%
                                                             =======

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
  ---------                                                           -------

COMMON STOCKS - 96.61%
               AEROSPACE/DEFENSE - 4.27%
     2,720     General Dynamics Corp.                         $      335,294
    10,535     United Technologies Corp.                             616,298
                                                              --------------
                                                                     951,592
                                                              --------------
               BASIC MATERIALS - 1.46%
    13,050     Compass Minerals International, Inc.                  325,597
                                                              --------------
               CHEMICALS - 4.59%
    21,610     Nalco Holding Co.*                                    378,175
    11,955     Praxair, Inc.                                         645,331
                                                              --------------
                                                                   1,023,506
                                                              --------------
               DIVERSIFIED MANUFACTURING - 5.43%
    24,990     General Electric Co.                                  821,421
     4,395     Textron, Inc.                                         387,244
                                                              --------------
                                                                   1,208,665
                                                              --------------
               FINANCIAL SERVICES - 23.06%
    17,903     Bank of America Corp       .                          820,853
     6,880     Bank of New York Co., Inc.                            235,571
     3,960     Capital One Financial Corp.                           346,896
    10,150     CapitalSource Inc., REIT                              249,792
    14,890     Citigroup, Inc.                                       690,449
     4,910     Developers Diversified Realty Corp, REIT              246,433
     6,030     Merrill Lynch & Co., Inc.                             465,576
    23,435     OMEGA Healthcare Investors, Inc., REIT                303,249
     6,940     SLM Corp.                                             391,485
     9,890     U.S. Bancorp                                          305,700
    11,210     Ventas, Inc., REIT                                    347,510
     5,515     Wachovia Corp.                                        309,226
     6,595     Wells Fargo & Co.                                     423,399
                                                              --------------
                                                                   5,136,139
                                                              --------------
               FOOD PRODUCTS - 1.06%
    11,725     Reddy Ice Holdings, Inc.                              236,845
                                                              --------------
               HEALTH CARE SERVICES & EQUIPMENT - 8.48%
     2,529     Express Scripts, Inc.*                                220,706
     4,915     Fisher Scientific International, Inc.*                335,007
     7,420     Laboratory Corp. of America Holdings*                 431,176
     4,385     Omnicare, Inc.                                        266,827
     8,280     WellPoint, Inc.*                                      635,821
                                                              --------------
                                                                   1,889,537
                                                              --------------
               HOUSEHOLD PRODUCTS - 4.63%
     4,770     Fortune Brands, Inc.                                  369,913
    11,030     Procter & Gamble Co. (The)                            661,028
                                                              --------------
                                                                   1,030,941
                                                              --------------
               INDUSTRIAL - 2.81%
     8,560     Caterpillar, Inc.                                     625,565
                                                              --------------
               INSURANCE - 1.94%
     5,620     Prudential Financial, Inc.                            432,965
                                                              --------------
               LEISURE & ENTERTAINMENT - 6.53%
     9,600     Carnival Corp.                                        495,840
     4,690     Harrah's Entertainment, Inc.                          337,305
     6,255     Polars Industries, Inc.                               313,062
    16,200     Regal Entertainment Group, Class A                    308,124
                                                              --------------
                                                                   1,454,331
                                                              --------------

   SHARES                                                              VALUE
  ---------                                                           -------
               MULTIMEDIA - 3.76%
    27,940     Cumulus Media, Inc., Class A*                  $      324,104
    10,080     Lamar Advertising Co., Class A*                       514,281
                                                              --------------
                                                                     838,385
                                                              --------------
               OIL & GAS - 7.05%
    11,025     BP PLC, SP ADR                                        732,280
    11,785     Equitable Resources, Inc.                             428,503
     4,420     Kinder Morgan, Inc.                                   410,088
                                                              --------------
                                                                   1,570,871
                                                              --------------
               OIL & GAS EXPLORATION - 5.19%
    11,520     Chesapeake Energy Corp.                               342,029
     6,805     Devon Energy Corp.                                    398,977
     9,885     XTO Energy, Inc.                                      414,083
                                                              --------------
                                                                   1,155,089
                                                              --------------
               RETAIL - 3.17%
     3,810     AutoZone, Inc.*                                       368,351
     3,905     Nike, Inc.                                            338,876
                                                              --------------
                                                                     707,227
                                                              --------------
               SEMICONDUCTORS - 1.46%
    15,775     Intel Corp.                                           324,965
                                                              --------------
               TECHNOLOGY - 5.20%
    10,170     Fiserv, Inc.*                                         422,055
    15,495     Microsoft Corp.                                       416,815
    25,775     Oracle Corp.*                                         320,126
                                                              --------------
                                                                   1,158,996
                                                              --------------
               TELECOMMUNICATIONS - 1.36%
    15,640     Vodafone Group PLC, SP ADR                            302,165
                                                              --------------
               UTILITIES - 5.16%
     8,115     Constellation Energy Group, Inc.                      476,675
    11,775     Exelon Corp.                                          672,470
                                                              --------------
                                                                   1,149,145
                                                              --------------
               TOTAL COMMON STOCKS                                21,522,526
                                                              --------------
               (Cost $21,473,500)

INVESTMENT COMPANY - 3.15%
   703,123     SSgA Prime Money Market Fund                          703,123
                                                              --------------
               TOTAL INVESTMENT COMPANY                              703,123
                                                              --------------
               (Cost $703,123)

               TOTAL INVESTMENTS - 99.76%                         22,225,649
                                                              --------------
               (Cost $22,176,623 **)

               OTHER ASSETS
               NET OF LIABILITIES - 0.24%                             52,575
                                                              --------------
               NET ASSETS - 100.00%                           $   22,278,224
                                                              ==============
 ------------------------------
*        Non-income producing security
**       Aggregate cost for Federal income tax purposes is $22,176,623.

         Gross unrealized appreciation     $515,851
         Gross unrealized depreciation     (466,825)
                                           ---------
         Net unrealized appreciation        $49,026
                                            =======

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

PLC      Public Limited Company
REIT     Real Estate Investment Trust
SP ADR   Sponsored American Depositary Receipt

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)                  FEBRUARY 28, 2006
--------------------------------------------------------------------------------

NOTE (1) PORTFOLIO VALUATIONS: Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate. If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. A Fund will use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its net asset value that materially affects the value of the security. The Funds use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. To determine the appropriate valuation method, the following factors that may be considered include, but are not limited to the following: (a) the fundamental analytical data relating to the investment; (b) the nature and duration of restrictions on disposition of the securities; (c) the evaluation of the forces which influence the market in which the securities are purchased; and (d) any other relevant factors. With respect to fair value of securities traded on foreign markets, the following factors may also be relevant: (a) value of foreign securities traded on foreign markets; (b) American Depository Receipts ("ADRs") trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) trading of financial products that are tied to baskets of foreign securities. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Investments in Money Market Funds are valued at their net asset value as reported by the underlying fund.

Multi-Cap Global Value Fund and International Fund may use an independent service provider to review U.S. market moves after the close of foreign markets and assist with the decision whether to substitute fair values for foreign security market prices. This service provider applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security reviewed as part of this process.

Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

NOTE (2) For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ATLANTIC WHITEHALL FUNDS TRUST
           ---------------------------------------------------------------------

By (Signature and Title)*  /S/ JEFFREY S. THOMAS
                         -------------------------------------------------------
                           Jeffrey S. Thomas, Chief Executive Officer
                           (principal executive officer)

Date     APRIL 25, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JEFFREY S. THOMAS
                         -------------------------------------------------------
                           Jeffrey S. Thomas, Chief Executive Officer
                           (principal executive officer)

Date     APRIL 25, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ KENNETH KOZANDA
                         -------------------------------------------------------
                           Kenneth Kozanda, Chief Financial Officer
                           (principal financial officer)

Date     APRIL 25, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.